SEGMENT DATA	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT DATA
SEGMENT DATA
The Company has two reportable segments, which it believes best reflect how the Company is currently managed – Americas and International.  The Americas segment consists of operations primarily in the United States, and the International segment primarily includes operations in Europe, Asia and Latin America. The Americas and International display inventory consists primarily of billboards, street furniture displays and transit displays.  Corporate includes infrastructure and support including information technology, human resources, legal, finance and administrative functions of each of the Company’s reportable segments, as well as overall executive, administrative and support functions.  Share-based payments are recorded in corporate expenses.
During the first quarter of 2018, the Company revised its segment reporting, as discussed in Note 1.

The following table presents the Company’s reportable segment results for the years ended December 31, 2017, 2016 and 2015:

(In thousands)	Americas Outdoor Advertising	International Outdoor Advertising	Corporate and other reconciling items	Consolidated
Year Ended December 31, 2017
Revenue	$1,161,059	$1,427,643	$—	$2,588,702
Direct operating expenses	527,536	882,231	—	1,409,767
Selling, general and administrative expenses	197,390	301,823	—	499,213
Corporate expenses	—	—	143,678	143,678
Depreciation and amortization	179,119	141,812	5,060	325,991
Impairment charges	—	—	4,159	4,159
Other operating income, net	—	—	26,391	26,391
Operating income (loss)	$257,014	$101,777	$(126,506)	$232,285
Segment assets	$2,850,303	$1,568,388	$252,091	$4,670,782
Capital expenditures	$70,936	$150,036	$3,266	$224,238
Share-based compensation expense	$—	$—	$9,590	$9,590

Year Ended December 31, 2016
Revenue	$1,187,180	$1,492,642	$—	$2,679,822
Direct operating expenses	528,769	889,550	—	1,418,319
Selling, general and administrative expenses	203,427	311,994	—	515,421
Corporate expenses	—	—	117,436	117,436
Depreciation and amortization	175,438	162,974	5,712	344,124
Impairment charges	—	—	7,274	7,274
Other operating income, net	—	—	354,688	354,688
Operating income	$279,546	$128,124	$224,266	$631,936
Segment assets	$3,046,369	$1,460,884	$1,201,117	$5,708,370
Capital expenditures	$78,289	$146,900	$4,583	$229,772
Share-based compensation expense	$—	$—	$10,291	$10,291

Year Ended December 31, 2015
Revenue	$1,265,267	$1,540,937	$—	$2,806,204
Direct operating expenses	558,357	927,478	—	1,485,835
Selling, general and administrative expenses	211,329	316,492	—	527,821
Corporate expenses	—	—	116,523	116,523
Depreciation and amortization	193,775	176,799	5,388	375,962
Impairment charges	—	—	21,631	21,631
Other operating expense, net	—	—	(4,824)	(4,824)
Operating income (loss)	$301,806	$120,168	$(148,366)	$273,608

Segment assets	$3,444,922	$1,685,190	$1,165,863	$6,295,975
Capital expenditures	$71,404	$143,315	$3,613	$218,332
Share-based compensation expense	—	—	$8,502	$8,502

Revenue of $1.5 billion, $1.5 billion and $1.6 billion derived from the Company’s foreign operations are included in the data above for the years ended December 31, 2017, 2016 and 2015, respectively. Revenue of $0.3 billion, $0.3 billion and $0.3 billion derived from France are included in the data above for the years ended December 31, 2017, 2016 and 2015, respectively. Revenue of $1.1 billion, $1.1 billion and $1.2 billion derived from the Company’s U.S. operations are included in the data above for the years ended December 31, 2017, 2016 and 2015.
Identifiable long-lived assets of $0.6 billion, $0.5 billion and $0.7 billion derived from the Company’s foreign operations are included in the data above for the years ended December 31, 2017, 2016 and 2015, respectively. Identifiable long-lived assets of $0.3 billion, $0.2 billion and $0.2 billion derived from China are included in the data above for the years ended December 31, 2017, 2016 and 2015, respectively. Identifiable long-lived assets of $0.8 billion, $0.9 billion and $1.0 billion derived from the Company’s U.S. operations are included in the data above for the years ended December 31, 2017, 2016 and 2015, respectively.